STATEMENT OF INVESTMENTS
BNY Mellon Equity Income Fund

August 31, 2020 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 99.3%
Banks - 4.9%
Associated Banc-Corp	43,300		581,952
Bank of America	244,550		6,294,717
Citizens Financial Group	65,200		1,686,724
Comerica	58,150		2,298,670
JPMorgan Chase & Co.	172,355		17,268,247
KeyCorp	331,350		4,082,232
New York Community Bancorp	198,950		1,800,498
Regions Financial	695,308		8,037,760
			42,050,800
Capital Goods - 4.8%
3M	62,750		10,229,505
Dover	9,500		1,043,480
Eaton	57,500		5,870,750
Emerson Electric	68,250		4,741,327
Fastenal	40,350		1,971,501
Hubbell	16,900		2,449,148
Lockheed Martin	26,700		10,419,942
PACCAR	43,500		3,734,040
Trane Technologies	10,850		1,284,532
			41,744,225
Consumer Durables & Apparel - 3.1%
Garmin	20,250		2,098,103
Hanesbrands	204,450		3,126,041
Leggett & Platt	330,850		13,564,850
Newell Brands	219,500		3,507,610
Whirlpool	24,450	[a]	4,345,254
			26,641,858
Consumer Services - .3%
McDonald's	12,500		2,669,000
Diversified Financials - 1.0%
Ameriprise Financial	650		101,920
Discover Financial Services	19,950		1,058,946
Morgan Stanley	15,250		796,965
Synchrony Financial	180,050		4,467,041
T. Rowe Price Group	17,200		2,394,412
			8,819,284
Energy - 2.5%
ConocoPhillips	15,600		591,084
Exxon Mobil	162,810		6,502,631

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Energy - 2.5% (continued)
Helmerich & Payne	42,700		703,696
Kinder Morgan	93,750		1,295,625
Phillips 66	13,600		795,192
Schlumberger	55,300		1,051,253
The Williams Companies	335,800		6,971,208
Valero Energy	63,100		3,318,429
			21,229,118
Food, Beverage & Tobacco - 8.5%
Altria Group	614,670		26,885,665
Campbell Soup	276,600		14,551,926
General Mills	116,850		7,472,557
Philip Morris International	282,740		22,559,825
The Kraft Heinz Company	55,000		1,927,200
			73,397,173
Health Care Equipment & Services - .2%
UnitedHealth Group	4,500		1,406,475
Household & Personal Products - 3.0%
Church & Dwight	9,150		876,845
Kimberly-Clark	98,250		15,499,920
The Clorox Company	9,000		2,011,500
The Procter & Gamble Company	56,300		7,787,979
			26,176,244
Insurance - 1.9%
MetLife	175,150		6,736,269
Principal Financial Group	167,350		7,047,108
Prudential Financial	23,955		1,623,430
Unum Group	75,450		1,394,316
			16,801,123
Materials - 1.7%
CF Industries Holdings	113,250		3,695,348
Dow	48,900		2,206,368
FMC	4,300		459,498
International Paper	47,050		1,706,504
LyondellBasell Industries, Cl. A	94,900		6,214,052
PPG Industries	1,550		186,620
			14,468,390
Media & Entertainment - 6.0%
Alphabet, Cl. A	9,150	[b]	14,910,199
Alphabet, Cl. C	9,100	[b]	14,871,038
Facebook, Cl. A	49,300	[b]	14,454,760
Netflix	13,500	[b]	7,149,060
			51,385,057
Pharmaceuticals Biotechnology & Life Sciences - 12.9%
AbbVie	261,430		25,037,151

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Pharmaceuticals Biotechnology & Life Sciences - 12.9% (continued)
Amgen	32,350		8,194,902
Bristol-Myers Squibb	450,550		28,024,210
Gilead Sciences	163,100		10,886,925
Johnson & Johnson	77,500		11,889,275
Merck & Co.	303,960		25,918,669
Pfizer	43,707		1,651,688
			111,602,820
Real Estate - 2.3%
Brandywine Realty Trust	38,500	[c]	428,505
CoreCivic	241,200	[c]	2,245,572
Iron Mountain	117,900	[a,c]	3,547,611
Medical Properties Trust	246,000	[c]	4,570,680
Omega Healthcare Investors	97,600	[c]	3,022,672
Prologis	18,900	[c]	1,925,154
Simon Property Group	27,000	[c]	1,831,950
SITE Centers	60,875	[b,c]	457,171
Spirit Realty Capital	52,100	[c]	1,850,071
			19,879,386
Retailing - 5.5%
Amazon.com	12,650	[b]	43,654,644
The Home Depot	14,200		4,047,568
Tractor Supply	1,200		178,596
			47,880,808
Semiconductors & Semiconductor Equipment - 7.2%
Broadcom	74,750		25,949,462
Maxim Integrated Products	73,461		5,027,671
NVIDIA	22,100		11,823,058
Qualcomm	131,000		15,602,100
Texas Instruments	23,400		3,326,310
			61,728,601
Software & Services - 9.3%
International Business Machines	92,490		11,404,942
Microsoft	230,235		51,924,900
The Western Union Company	714,050		16,844,439
			80,174,281
Technology Hardware & Equipment - 11.2%
Apple	495,080		63,885,123
Cisco Systems	236,800		9,997,696
Hewlett Packard Enterprise	488,450		4,723,311
NetApp	77,400		3,667,986
Seagate Technology	183,300		8,796,567
Xerox Holdings	275,400		5,194,044
			96,264,727

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Shares		Value ($)
Common Stocks - 99.3% (continued)
Telecommunication Services - 6.2%
AT&T		1,005,810		29,983,196
Verizon Communications		401,320		23,786,236
				53,769,432
Transportation - 2.9%
United Parcel Service, Cl. B		150,770		24,668,987
Utilities - 3.9%
CMS Energy		29,600		1,790,504
OGE Energy		187,067		5,959,955
Pinnacle West Capital		27,950		2,050,133
PPL		392,500		10,844,775
Public Service Enterprise Group		96,350		5,033,324
The AES		429,250		7,619,187
				33,297,878
Total Common Stocks (cost $682,559,485)				856,055,667
	1-Day Yield (%)
Investment Companies - .3%
Registered Investment Companies - .3%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $2,214,639)	0.20	2,214,639	[d]	2,214,639

Investment of Cash Collateral for Securities Loaned - .0%
Registered Investment Companies - .0%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $61,813)	0.20	61,813	[d]	61,813
Total Investments (cost $684,835,937)		99.6%		858,332,119
Cash and Receivables (Net)		.4%		3,317,920
Net Assets		100.0%		861,650,039

a Security, or portion thereof, on loan. At August 31, 2020, the value of the fund’s securities on loan was $7,175,219 and the value of the collateral was $7,462,784, consisting of cash collateral of $61,813 and U.S. Government & Agency securities valued at $7,400,971.

b Non-income producing security.

c Investment in real estate investment trust within the United States.

d Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Equity Income Fund

August 31, 2020 (Unaudited)

The following is a summary of the inputs used as of August 31, 2020 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Equity Securities - Common Stocks	856,055,667	-	-	856,055,667
Investment Companies	2,276,452	-	-	2,276,452

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board Members (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At August 31, 2020, accumulated net unrealized appreciation on investments was $173,496,182, consisting of $217,151,588 gross unrealized appreciation and $43,655,406 gross unrealized depreciation.

At August 31, 2020, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.